Events occurring after the balance sheet date	9 Months Ended
Sep. 30, 2022
Events occurring after the balance sheet date
Events occurring after the balance sheet date

14.    Events occurring after the balance sheet date

No significant activities have taken place subsequent to the balance sheet date September 30, 2022 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.